Short Term Borrowings and Long Term Debt (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Short-Term Borrowings [Abstract]
Other short-term borrowings	$ 1,319,000,000	$ 13,000,000
Number of unsecured backup syndicated lines of credit	2
Long-Term Debt [Abstract]
Total Long-term Debt including Current Maturities	4,082,000,000	2,404,000,000
Total-long term debt	4,073,000,000	2,396,000,000
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,350,000,000.00
Covenant terms	The covenants require the Company to maintain certain financial ratios related to minimum net worth and priority debt, along with limitations on the sale of assets and purchases of investments.
Covenant compliance	At August 31, 2012, the Company was in compliance with all such covenants.
Facility fee description	The Company pays a facility fee to the financing banks to keep these lines of credit active.
Letters of credit issued	0
Syndicated Line of Credit Expiring 2015 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	500,000,000
Expiration date	Jul. 20, 2015
Maximum letter of credit amount allowed for issuance to reduce the amount available for borrowing	250,000,000
Syndicated Line of Credit Expiring 2017 [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	850,000,000
Expiration date	Jul. 23, 2017
Maximum letter of credit amount allowed for issuance to reduce the amount available for borrowing	200,000,000
Bridge Facility [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	3,000,000,000	0
Issuance date of note	Aug. 02, 2012
Maturity date of note	Sep. 13, 2012
Face amount of notes issued	3,000,000,000.0
Interest payment frequency	monthly
Available loan	3,500,000,000.0
Description of variable rate	Interest was reset monthly based upon the one-month LIBOR plus a fixed margin, paid on a monthly basis.
Interest expense	21,000,000
One time interest expense	18,000,000
Other Short-Term Debt [Member]
Short-Term Borrowings [Abstract]
Total short-term borrowings	5,000,000	5,000,000
Assumed Loans [Member]
Short-Term Borrowings [Abstract]
Total short-term borrowings	9,000,000	8,000,000
Assumed Loans [Member] | Loans Payable [Member]
Short-Term Borrowings [Abstract]
Current maturities of loans assumed through the purchase of land and buildings	(9,000,000)	(8,000,000)
Long-Term Debt [Abstract]
Loans assumed through the purchase of land and buildings	52,000,000	54,000,000
Less current maturities	9,000,000	8,000,000
Notes Due 2013 [Member]
Short-Term Borrowings [Abstract]
Total short-term borrowings	1,305,000,000	0
Notes Due 2013 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	0	1,339,000,000
Stated interest rate (in hundredths)	4.875%
Issuance date of note	Jul. 17, 2008
Maturity date of note	Aug. 01, 2013
Face amount of notes issued	1,300,000,000.0
Interest payment frequency	semiannually
Date of first interest payment	Feb. 01, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 30 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	30
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	9,000,000
Underwriting fees included in total issuance costs	8,000,000
Fair value of the notes	1,350,000,000	1,403,000,000
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices
Notes Due 2019 [Member] | Unsecured Debt [Member]
Long-Term Debt [Abstract]
Carrying value of notes, net of unamortized discount and interest rate swap FMV adjustment	1,030,000,000	1,011,000,000
Stated interest rate (in hundredths)	5.25%
Issuance date of note	Jan. 13, 2009
Maturity date of note	Jan. 15, 2019
Face amount of notes issued	1,000,000,000.0
Interest payment frequency	semiannually
Date of first interest payment	Jul. 15, 2009
Call feature	The Company may redeem the notes, at any time in whole or from time to time in part, at its option at a redemption price equal to the greater of: (1) 100% of the principal amount of the notes to be redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest, discounted to the date of redemption on a semiannual basis at the Treasury Rate, plus 45 basis points, plus accrued interest on the notes to be redeemed to, but excluding, the date of redemption. If a change of control triggering event occurs, unless the Company has exercised its option to redeem the notes, it will be required to offer to repurchase the notes at a purchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the date of redemption.
Percentage of principal amount of notes to be redeemed (in hundredths)	100.00%
Basis points added to treasury rate to calculate redemption rate	45
Percentage of principal amount required on triggering event to repurchase notes (in hundredths)	101.00%
Total issuance costs	8,000,000
Underwriting fees included in total issuance costs	7,000,000
Fair value of the notes	$ 1,160,000,000	$ 1,173,000,000
Basis for fair value measurement	Fair value for these notes was determined based upon quoted market prices.